Proposed Business Combination (Details) - USD ($)	Aug. 05, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Maximum funding amount available for growth initiatives	$ 100,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Issue price per share	10
Nuburu, Inc [Member]
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	0.0001
Business Combination Agreement [Member]
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Number of shares issued	35,000,000
Minimum net tangible assets upon consummation of business combination	$ 5,000,001
Number of business days that business combination agreement can be terminated if Nuburu fails to deliver the Written Consent	2 days
Number of days that business combination agreement can be terminated based on due diligence of Nuburu	30 days
Number of days that business combination agreement can be terminated commencing on the date that is 45 days following a Lincoln Park Diligence Termination	10 days
Number of days after a Lincoln Park Diligence Termination	45 days
Termination fees	$ 15,000,000
Number of days from termination of business combination agreement for payment of termination fee	2 days
Business Combination Agreement [Member] | Nuburu, Inc [Member]
Business Acquisition [Line Items]
Expected net proceeds from business combination	$ 25,000,000